Revenue (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Revenue disaggregated by customer profile is as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)

Top client	$164,294	$81,267
Clients 2-5	229,900	203,741
Clients 6-10	124,098	88,191
Clients 11-25	141,124	124,618
Other	198,782	217,285

Total	$858,198	$715,102